Share-based awards - Share options (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥) shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CNY (¥) $ / shares shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 $ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 $ / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2026 $ / shares	Mar. 31, 2026 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based compensation expense	¥ 11,180	$ 1,621		¥ 13,970			¥ 18,546
2014 Plan
Number of share options
Outstanding at beginning of year | shares	6,635,667	6,635,667
Exercised | shares	(2,007,667)	(2,007,667)
Canceled/forfeited | shares	(1,000,000)	(1,000,000)
Outstanding at end of year | shares	3,628,000	3,628,000		6,635,667
Vested and exercisable | shares	2,173,000		2,173,000
Vested and expected to vest | shares	3,628,000		3,628,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year		$ 88.89
Exercised		72.78
Canceled/forfeited		182.48
Outstanding at end of year		$ 72			$ 88.89
Vested and exercisable										$ 71.86
Vested and expected to vest										$ 72
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life, outstanding	5 years 2 months 12 days		5 years 2 months 12 days	4 years 6 months	4 years 6 months	4 years 6 months
Weighted average remaining contractual life, vested and exercisable	3 years 10 months 24 days	3 years 10 months 24 days
Weighted average remaining contractual life, vested and expected to vest	5 years 2 months 12 days	5 years 2 months 12 days
Additional disclosure
Weighted average grant date fair value of share options		$ 0			$ 35.93			$ 40.3
2024 Plan
Number of share options
Outstanding at beginning of year | shares	2,933,332	2,933,332
Granted | shares	25,439,998	25,439,998
Outstanding at end of year | shares	28,373,330	28,373,330		2,933,332
Vested and exercisable | shares	0		0
Vested and expected to vest | shares	28,068,375		28,068,375
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year			$ 68
Granted			130.92
Outstanding at end of year			$ 124.41			$ 68
Vested and exercisable											$ 0
Vested and expected to vest											$ 125.03
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life, outstanding	8 years 10 months 24 days		8 years 10 months 24 days	5 years 10 months 24 days	5 years 10 months 24 days	5 years 10 months 24 days
Weighted average remaining contractual life, granted	9 years 4 months 24 days	9 years 4 months 24 days
Weighted average remaining contractual life, vested and expected to vest	9 years	9 years
Additional disclosure
Weighted average grant date fair value of share options			$ 86.36			$ 87.27			$ 0
Share Based Awards Relating To Ant Financial Services
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based compensation expense | ¥	¥ (16)			¥ 4			(6,691)
Options
Additional disclosure
Aggregate intrinsic value of all outstanding options | ¥	1,561		$ 1,561
Aggregate intrinsic value of options that were vested and exercisable | ¥	805		805
Aggregate intrinsic value of options that were vested and expected to vest | ¥	1,547		1,547
Total grant date fair value of options vested | ¥	305			408			238
Aggregate intrinsic value of share options exercised | ¥	681			128			382
Cash received from option exercise under the share option plans | ¥	¥ 1,042			¥ 10			¥ 843
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate							4.50%
Risk-free interest rate, minimum	2.16%	2.16%		3.36%
Risk-free interest rate, maximum	2.71%	2.71%		4.49%
Expected dividend yield	0.00%	0.00%		0.00%			0.00%
Expected life (years)							6 years 6 months
Expected volatility							44.80%
Expected volatility , minimum	49.18%	49.18%		48.51%
Expected volatility , maximum	51.78%	51.78%		49.44%
Unamortized compensation costs | ¥	¥ 1,920		$ 1,920
Weighted average period over which unamortized compensation costs expected be recognized	3 years 1 month 6 days		3 years 1 month 6 days
Share-based compensation expense | ¥	¥ 578			¥ 349			¥ 240
Options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life (years)	4 years 5 months 12 days	4 years 5 months 12 days		4 years 5 months 12 days
Options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life (years)	7 years 6 months	7 years 6 months		4 years 9 months
Options | 2014 Plan | Maximum
Additional disclosure
Expiry period	12 years	12 years
Options | 2024 Plan | Maximum
Additional disclosure
Expiry period	10 years	10 years